Stockholders' Equity and Stock-Based Compensation - Stock Option Plan Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock based compensation expense	$ 6,544	$ 4,159	$ 17,922	$ 16,273	$ 13,230
Research and Development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock based compensation expense	2,442	2,079	8,512	7,480	5,902
General and Administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock based compensation expense	$ 4,102	$ 2,080	$ 9,410	$ 8,793	$ 7,328